Leases - Remaining lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Remaining lease payments
2022	$ 1,210
2023	214
Total lease payments	1,424
Less: interest	(23)
Total lease liabilities	$ 1,401	$ 2,980